NYSE Euronext

[redacted]

10010201

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34594

January 4, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Towers Watson & Co., Class A common stock, $0.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 4, 2010. Tentative listing date – January 4, 2010.

Sincerely,

Ed Mecabe